Operating Segments - Reconciliation Of Revenue From Segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting [Abstract]
Segments Adjusted EBITDA	$ 136,765	$ 137,397	$ 408,141	$ 401,922
Corporate costs	(18,978)	(21,321)	(59,432)	(65,000)
Depreciation and amortization	(70,088)	(67,074)	(207,028)	(197,046)
Share-based compensation	(12,690)	(4,938)	(35,015)	(23,061)
Restructuring and other costs	(340)	(835)	(1,520)	(4,165)
Impairment expense on goodwill and intangible assets	(119)	0	(795)	(275)
Other (expense) / income, net	(14,742)	9,661	2,010	19,584
Loss on disposal of subsidiary and other assets, net	(187)	0	(508)	0
Interest expense, net	(35,546)	(38,421)	(107,646)	(112,639)
(Loss) / income before taxes	$ (15,925)	$ 14,469	$ (1,793)	$ 19,320